ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 68,076	$ 39,811
Payroll	130,778	131,095
Interest	33,576	16,152
Professional fees	166,000	155,600
Rents received in advance	643,628	783,678
Utilities	7,900	13,400
Brokers commissions	1,115,743	728,322
Construction costs	576,131	66,829
Other	29,708	980,398
Total	$ 2,771,540	$ 2,915,285